Real Estate and Real Estate-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Schedule of Real Estate Assets
The Company's real estate assets consist of the following ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Land and land improvements, at cost	$220,749	$41,160
Buildings and improvements, at cost	192,396	124,539
Less: accumulated depreciation	(4,253)	(61,221)
Total real estate, net	$408,892	$104,478
Real estate-related intangible assets, net	138,725	32,680
Total real estate, net and real estate-related intangible assets, net	$547,617	$137,158
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values. In February 2017, the Company sold a parking facility from its Park Hotels Portfolio for $0.5 million that had been previously impaired and had a carrying value of zero.

Schedule of Real Estate-Related Intangible Assets, Net
Real estate-related intangible assets, net consist of the following items ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Above-market lease assets, net(2)	$77,197	$—
In-place lease assets, net(3)	35,744	—
Below-market lease asset, net(4)	25,784	—
Lease incentives, net(5)	—	32,545
Other intangible assets, net	—	135
Real estate-related intangible assets, net	$138,725	$32,680
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

(2)
Above-market lease assets are recognized during business combinations when the present value of market rate rental cash flows over the term of a lease is less than the present value of the contractual in-place rental cash flows. Accumulated amortization on above-market lease assets was $0.9 million as of December 31, 2017. The amortization of above-market lease assets decreased "Ground and other lease income" in the Company's consolidated statements of operations by $0.9 million for the period from April 14, 2017 to December 31, 2017. Above-market lease assets are amortized over the non-cancelable term of the leases.

(3)
In-place lease assets are recognized during business combinations and are estimated based on the value associated with the costs avoided in originating leases comparable to the acquired in-place leases as well as the value associated with lost rental revenue during the assumed lease-up period. Accumulated amortization on in-place lease assets was $2.2 million as of December 31, 2017. The amortization expense for in-place leases was $2.2 million for the period from April 14, 2017 to December 31, 2017. This amount is included in "Depreciation and amortization" in the Company's consolidated statements of operations. In-place lease assets are amortized over the non-cancelable term of the leases.

(4)
Below-market lease asset, net resulted from the acquisition of the Initial Portfolio and relates to a property that is majority-owned by a third party and is ground leased to the Company. The Company is obligated to pay the third-party owner of the property $0.4 million, subject to adjustment for changes in the CPI, per year through 2044; however, the Company's tenant pays this expense directly under the terms of a master lease. Accumulated amortization on the below-market lease asset was $0.7 million as of December 31, 2017. The amortization expense for the Company's below-market lease asset was $0.7 million for the period from April 14, 2017 to December 31, 2017. This amount is included in "Real estate expense" in the Company's consolidated statements of operations. The below-market lease asset is amortized over the non-cancelable term of the lease.

(5)
Accumulated amortization on lease incentives was $2.1 million as of December 31, 2016. The amortization of lease incentives decreased "Ground and other lease income" in the Company's combined statements of operations by $0.1 million for the period from January 1, 2017 to April 13, 2017 and $0.4 million and $0.3 million for the years ended December 31, 2016 and 2015, respectively. Lease incentive assets are amortized over the non-cancelable term of the leases.

Schedule of Future Amortization Expense
The estimated expense from the amortization of real estate-related intangible assets for each of the five succeeding fiscal years is as follows ($ in thousands) (1):

Year	Amount
2018	5,376
2019	5,376
2020	5,376
2021	5,376
2022	5,376
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(1)	As of December 31, 2017, the weighted average amortization period for the Company's real estate-related intangible assets was approximately 60 years

Real Estate - Related Intangibles, Liabilities
Real estate-related intangible liabilities, net consist of the following items ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Below-market lease liabilities(2)	$57,959	$—
Real estate-related intangible liabilities, net	$57,959	$—
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

(2)
Below-market lease liabilities are recognized during business combinations when the present value of market rate rental cash flows over the term of a lease exceeds the present value of the contractual in-place rental cash flows. Accumulated amortization on below-market lease liabilities was $0.4 million as of December 31, 2017. The amortization of below-market lease liabilities increased "Ground and other lease income" in the Company's consolidated statements of operations by $0.4 million for the period from April 14, 2017 to December 31, 2017.

Purchase Price Allocations
The Company's preliminary purchase price allocations for the acquisitions accounted for as business combinations are presented in the table below ($ in thousands):

	Initial Portfolio	6200 Hollywood Blvd.	6201 Hollywood Blvd.	Total
Assets
Land and land improvements, at cost	$73,472	$68,140	$72,836	$214,448
Buildings and improvements, at cost	192,396	—	—	192,396
Real estate	265,868	68,140	72,836	406,844
Real estate-related intangible assets(1)	124,017	5,500	3,258	132,775
Other assets	1,174	—	—	1,174
Total assets	$391,059	$73,640	$76,094	$540,793

Liabilities
Real estate-related intangible liabilities(2)	$50,644	$—	$7,734	$58,378
Debt obligations	227,415	—	—	227,415
Total liabilities	278,059	—	7,734	285,793
Purchase Price(3)	$113,000	$73,640	$68,360	$255,000
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(1)
Intangible assets primarily includes above market and in-place lease assets related to the acquisition of real estate assets. The amortization of above market lease assets is recorded as a reduction to "Ground and other lease income" in the Company's consolidated and combined statements of operations and are amortized over the term of the leases. The amortization expense for in-place leases is recorded in "Depreciation and amortization" in the Company's consolidated statements of operations. In addition, intangible assets from the acquisition of the Initial Portfolio includes a below market lease asset on a property that is majority-owned by a third party that is ground leased to the Company. The Company is obligated to pay the third-party owner of the property $0.4 million, subject to adjustment for changes in the CPI, per year through 2044; however, the Company's tenant pays this expense directly under the terms of a master lease. The amortization of the below market lease asset is recorded to "Real estate expense" in the Company's consolidated statements of operations.

(2)
Intangible liabilities includes below market lease liabilities related to the acquisition of real estate assets. The amortization of below market lease liabilities is recorded as an increase to "Ground and other lease income" in the Company's consolidated statements of operations.

(3)	The Company paid $340.0 million in total consideration to iStar for the Initial Portfolio, including the proceeds from the 2017 Secured Financing.

Pro Forma Revenues and Net Income (Loss)
The following unaudited table summarizes the Company's pro forma revenues and net income (loss) for the years ended December 31, 2017 and 2016, as if the acquisition of the Initial Portfolio, 6200 Hollywood Boulevard and 6201 Hollywood Boulevard were completed on January 1, 2016 ($ in thousands):

	For the Years Ended December 31,
	2017	2016
Pro forma revenues	$25,828	$27,422
Pro forma net income (loss) (1)	(803)	5,484
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(1)
The combined statements of operations prior to April 14, 2017 represented the activity of the Predecessor and EPS was not applicable. The acquisition of the Initial Portfolio is included in EPS for the period from April 14, 2017 to December 31, 2017. The acquisitions of 6200 Hollywood Boulevard and 6201 Hollywood Boulevard would have increased EPS by $0.07 if the acquisitions had occurred on April 14, 2017.

Future Minimum Ground Net Lease Payments
Future minimum Ground and Other Lease payments to be collected under non-cancelable leases, excluding percentage rent and other lease payments that are not fixed and determinable, in effect as of December 31, 2017, are as follows by year ($ in thousands):

Year	Leases with CPI Based Escalations	Leases with Fixed Escalations	Leases with Revenue Participation (1)	Total
2018	$4,993	$5,172	$10,032	$20,197
2019	4,993	5,245	10,032	20,270
2020	4,993	5,323	10,032	20,348
2021	4,993	5,409	10,032	20,434
2022	4,993	5,488	10,032	20,513
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(1)	Represents contractual base rent only and does not include percentage rent that is not fixed and determinable.